Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
February 28, 2022
ADGF-NPRT1-0422
1.797922.118
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 2.7%
Cellnex Telecom SA (a)	184,700	8,354
Deutsche Telekom AG	338,200	6,062
Verizon Communications, Inc.	317,000	17,013
		31,429
Entertainment - 2.1%
Activision Blizzard, Inc.	126,400	10,302
Electronic Arts, Inc.	52,100	6,778
The Walt Disney Co. (b)	51,700	7,675
		24,755
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (b)	5,100	13,776
Meta Platforms, Inc. Class A (b)	42,400	8,948
		22,724
Media - 1.2%
Comcast Corp. Class A	296,450	13,862
TOTAL COMMUNICATION SERVICES		92,770
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.0%
Lear Corp.	3,600	566
Automobiles - 0.3%
General Motors Co. (b)	73,700	3,443
Diversified Consumer Services - 0.2%
H&R Block, Inc. (c)	73,800	1,831
Hotels, Restaurants & Leisure - 2.9%
Churchill Downs, Inc.	41,000	9,876
Domino's Pizza, Inc.	11,800	5,100
Hilton Worldwide Holdings, Inc. (b)	38,200	5,686
Krispy Kreme, Inc. (c)	105,500	1,573
Marriott International, Inc. Class A (b)	33,000	5,615
Restaurant Brands International, Inc. (c)	105,400	5,900
Starbucks Corp.	100	9
		33,759
Household Durables - 2.0%
D.R. Horton, Inc.	41,300	3,527
Lennar Corp. Class A	130,300	11,711
Sony Group Corp.	25,900	2,646
Whirlpool Corp. (c)	29,900	6,018
		23,902
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	53,800	2,937
Multiline Retail - 1.6%
Dollar General Corp.	82,600	16,383
Target Corp.	12,000	2,397
		18,780
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	900	19
Camping World Holdings, Inc. (c)	239,500	7,355
Lowe's Companies, Inc.	66,400	14,678
Williams-Sonoma, Inc.	26,400	3,824
		25,876
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	5,100	1,206
PVH Corp.	19,100	1,870
		3,076
TOTAL CONSUMER DISCRETIONARY		114,170
CONSUMER STAPLES - 8.7%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	19,200	4,140
Diageo PLC	134,554	6,666
Keurig Dr. Pepper, Inc.	396,900	15,348
The Coca-Cola Co.	232,600	14,477
		40,631
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	181,500	7,124
BJ's Wholesale Club Holdings, Inc. (b)	44,700	2,810
Walmart, Inc.	86,400	11,678
		21,612
Household Products - 1.4%
Reynolds Consumer Products, Inc.	200,300	5,963
Spectrum Brands Holdings, Inc.	116,385	10,798
		16,761
Tobacco - 2.0%
Altria Group, Inc.	280,373	14,380
Swedish Match Co. AB	1,231,500	8,953
		23,333
TOTAL CONSUMER STAPLES		102,337
ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
ARC Resources Ltd.	232,800	2,878
Cameco Corp. (c)	113,600	2,792
Canadian Natural Resources Ltd. (c)	190,100	10,613
Energy Transfer LP	472,200	4,788
Enterprise Products Partners LP	450,000	10,989
Exxon Mobil Corp.	165,122	12,949
Hess Corp.	39,000	3,941
Reliance Industries Ltd. sponsored GDR (a)	164,800	10,344
Viper Energy Partners LP	16,353	481
		59,775
FINANCIALS - 7.9%
Banks - 1.4%
Wells Fargo & Co.	310,690	16,582
Capital Markets - 2.9%
BlackRock, Inc. Class A	10,300	7,662
Brookfield Asset Management, Inc. Class A	88,700	4,847
Intercontinental Exchange, Inc.	130,700	16,745
S&P Global, Inc.	14,048	5,278
		34,532
Diversified Financial Services - 0.6%
Apollo Global Management, Inc.	103,100	6,728
Insurance - 3.0%
Arthur J. Gallagher & Co.	79,400	12,560
Brookfield Asset Management Reinsurance Partners Ltd.	491	27
Marsh & McLennan Companies, Inc.	49,000	7,615
The Travelers Companies, Inc.	84,600	14,537
		34,739
TOTAL FINANCIALS		92,581
HEALTH CARE - 12.8%
Biotechnology - 0.4%
AbbVie, Inc.	29,100	4,300
Health Care Providers & Services - 4.8%
Cigna Corp.	63,500	15,099
CVS Health Corp.	60,500	6,271
Humana, Inc.	27,300	11,857
UnitedHealth Group, Inc.	48,397	23,031
		56,258
Life Sciences Tools & Services - 1.5%
Danaher Corp.	13,500	3,705
Thermo Fisher Scientific, Inc.	26,800	14,579
		18,284
Pharmaceuticals - 6.1%
AstraZeneca PLC (United Kingdom)	61,900	7,524
Bristol-Myers Squibb Co.	268,200	18,417
Eli Lilly & Co.	49,000	12,248
Merck KGaA	47,200	9,362
Pfizer, Inc.	43,200	2,028
Roche Holding AG (participation certificate)	28,770	10,896
Sanofi SA	39,600	4,139
UCB SA	67,900	7,410
		72,024
TOTAL HEALTH CARE		150,866
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
Airbus Group NV	59,600	7,610
L3Harris Technologies, Inc.	8,300	2,094
Northrop Grumman Corp.	20,000	8,843
The Boeing Co. (b)	50,500	10,370
		28,917
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	14,300	3,009
Airlines - 0.1%
Copa Holdings SA Class A (b)	17,300	1,468
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	29,300	2,546
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	381,600	11,157
Industrial Conglomerates - 2.1%
General Electric Co.	232,887	22,243
Hitachi Ltd.	53,900	2,649
		24,892
Machinery - 2.4%
Allison Transmission Holdings, Inc.	295,043	11,784
Deere & Co.	20,100	7,236
Fortive Corp.	23,800	1,541
PACCAR, Inc.	19,600	1,799
Toro Co.	61,500	5,769
		28,129
Marine - 0.2%
2020 Bulkers Ltd.	202,600	2,637
Professional Services - 0.6%
Cool Co. Ltd. (b)	173,200	1,579
Equifax, Inc.	21,900	4,782
Leidos Holdings, Inc.	5,900	601
		6,962
Road & Rail - 1.2%
Canadian Pacific Railway Ltd.	99,800	7,014
TFI International, Inc. (Canada)	73,600	7,672
		14,686
Trading Companies & Distributors - 0.1%
Watsco, Inc.	5,400	1,475
TOTAL INDUSTRIALS		125,878
INFORMATION TECHNOLOGY - 23.8%
Electronic Equipment & Components - 0.2%
Jabil, Inc.	44,400	2,567
IT Services - 5.4%
Amadeus IT Holding SA Class A (b)	27,800	1,834
Cognizant Technology Solutions Corp. Class A	83,900	7,226
DXC Technology Co. (b)	111,100	3,781
Fidelity National Information Services, Inc.	80,600	7,676
Genpact Ltd.	261,700	10,950
Global Payments, Inc.	20,800	2,774
MasterCard, Inc. Class A	20,500	7,397
Visa, Inc. Class A	100,900	21,807
		63,445
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom, Inc.	16,000	9,399
Intel Corp.	12,700	606
KLA Corp.	10,500	3,659
Lam Research Corp.	8,900	4,996
Marvell Technology, Inc.	207,200	14,158
Microchip Technology, Inc.	15,100	1,062
NVIDIA Corp.	22,000	5,365
NXP Semiconductors NV	15,200	2,890
Teradyne, Inc.	39,800	4,693
Universal Display Corp.	11,200	1,735
		48,563
Software - 10.5%
Intuit, Inc.	26,200	12,428
Microsoft Corp.	304,800	91,072
Oracle Corp.	71,200	5,409
SAP SE	18,700	2,109
SS&C Technologies Holdings, Inc.	159,300	11,943
		122,961
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	215,196	35,533
Samsung Electronics Co. Ltd.	106,640	6,426
		41,959
TOTAL INFORMATION TECHNOLOGY		279,495
MATERIALS - 2.3%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	4,700	1,111
Valvoline, Inc.	285,400	9,227
		10,338
Metals & Mining - 1.4%
Franco-Nevada Corp.	900	132
Freeport-McMoRan, Inc.	111,000	5,211
Glencore Xstrata PLC	1,795,700	10,559
Newmont Corp.	16,600	1,099
		17,001
TOTAL MATERIALS		27,339
REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	41,300	9,370
Crown Castle International Corp.	7,200	1,199
CubeSmart	18,700	902
Digital Realty Trust, Inc.	52,000	7,016
Four Corners Property Trust, Inc.	116,900	3,084
National Retail Properties, Inc.	46,700	1,990
Park Hotels & Resorts, Inc. (b)	185,600	3,497
Public Storage	11,600	4,118
Simon Property Group, Inc.	80,400	11,060
The Macerich Co.	94,200	1,441
		43,677
UTILITIES - 5.8%
Electric Utilities - 2.9%
Constellation Energy Corp.	30,433	1,399
Duke Energy Corp.	6,100	613
Edison International	171,800	10,896
Exelon Corp.	227,800	9,695
FirstEnergy Corp.	64,800	2,712
Southern Co.	133,500	8,647
		33,962
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	60,000	4,226
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	52,200	4,072
The AES Corp.	346,800	7,363
Vistra Corp.	140,200	3,199
		14,634
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	350,500	9,586
Dominion Energy, Inc.	81,000	6,442
		16,028
TOTAL UTILITIES		68,850
TOTAL COMMON STOCKS (Cost $950,807)		1,157,738

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (d)	20,948,651	20,953
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	21,190,596	21,193
TOTAL MONEY MARKET FUNDS (Cost $42,146)		42,146

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $992,953)	1,199,884
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(23,560)
NET ASSETS - 100.0%	1,176,324

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,698,000 or 1.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	2,542	54,681	36,270	2	-	-	20,953	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	25,359	32,231	36,397	24	-	-	21,193	0.1%
Total	27,901	86,912	72,667	26	-	-	42,146

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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